Provisions for Sundry Creditors - Summary of Allowance Account for Plugging of Wells, Trials in Progress and Environmental Costs (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [abstract]
Balance at the beginning of the year	$ 68,797,600	$ 64,967,710
Increase (decrease) capitalized in fixed assets	22,313,529	(3,791,482)
Unwinding of discount against income	(6,953,200)	7,774,000
Amount used	(107,029)	(152,628)
Balance at the end of the year	84,050,900	68,797,600
Balance at the beginning of the year	7,812,689	15,119,692
Additions against income	1,194,547	2,835,357
Provision cancellation	(2,502,807)	(1,973,153)
Amount used	(21,351)	(8,169,207)
Balance at the end of the year	6,483,078	7,812,689
Balance at the beginning of the year	11,067,134	8,230,476
Additions against income	1,390,838	3,203,982
Provision cancellation	(1,106,693)	(312,937)
Amount used	(132,001)	(54,387)
Balance at the end of the year(1)	$ 11,219,278	$ 11,067,134